Income Taxes - Components of Income Tax (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Current income taxes
Federal	$ 918	$ 613	$ 634
Provincial	629	420	428
Foreign	398	390	226
Current income tax expense benefit	1,945	1,423	1,288
Deferred income taxes
Federal	137	(67)	30
Provincial	90	(44)	20
Foreign	1	(84)	32
Deferred income tax expense benefit	228	(195)	82
Total comprehensive income	$ 2,173	$ 1,228	$ 1,370